Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash	$ 434,533	$ 507,616	$ 111,586
Accounts receivable, net	384,970	479,404	406,110
Prepaid expenses	16,925	16,706	21,135
Other current assets	108,278	108,278	8,278
Total Current Assets	944,706	1,112,004	547,109
Other Assets:
Property and equipment, net	31,137	36,653	65,945
Intangible assets, net	3,132,024	3,335,239	4,148,096
Deferred offering costs	233,120	210,305
Goodwill	6,858,216	6,858,216	6,858,216
Other long-term assets	296,893	316,512	379,908
TOTAL ASSETS	11,496,096	11,868,929	11,999,274
Current Liabilities:
Accounts payable	442,958	592,853	467,526
Accrued expenses - related party	1,113,339	1,012,023	640,009
Accrued expenses	321,343	73,625	73,625
Other accrued liabilities		4,767	15,152
Deferred revenue		99,594
Note payable - current portion	400,000	325,000
Note payable - related party - current portion	386,467	386,467	25,000
Total Current Liabilities	2,664,107	2,494,329	1,221,312
Long Term Liabilities:
Note payable, net	9,100,000	9,175,000	9,500,000
Notes payable - related parties	3,000,000	3,000,000	3,000,000
Total Liabilities	14,764,107	14,669,329	13,721,312
Commitments and contingencies (Note 9)
Stockholders' Deficit:
Preferred stock, $0.01 par value, 50,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.0001 par value; 200,000,000 shares authorized, 5,411,905 and 5,411,905 shares issued and outstanding, respectively	541	541	541
Additional paid-in capital	16,125,534	16,050,938	15,785,888
Accumulated deficit	(19,394,086)	(18,851,879)	(17,508,467)
Total Stockholders' Deficit	(3,268,011)	(2,800,400)	(1,722,038)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 11,496,096	$ 11,868,929	$ 11,999,274